Schedules of property and equipment, net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 2,798,708	$ 1,800,168
Less: accumulated depreciation	(1,543,647)	(1,338,963)
Property and equipment, net	1,255,061	461,205
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	1,961,515	1,002,913
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	656,231	637,029
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 180,962	$ 160,226